Provisions for expected credit losses - Movement in provision for ECL on loans and credit commitments (Details) - Loans and credit commitments - Provisions for ECL on loans and credit commitments - AUD ($)
$ in Millions
	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	$ 4,999	$ 6,132
Business activity during the year	(230)	(444)
Net remeasurement of provision for ECL	752	119
Write-offs	(934)	(836)
Exchange rate and other adjustments	38	28
Balance at the end of the year	4,625	4,999
Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,508	1,916
Business activity during the year	(183)	(187)
Net remeasurement of provision for ECL	366	(188)
Write-offs	(45)	(76)
Exchange rate and other adjustments	7	43
Balance at the end of the year	1,653	1,508
Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	682	856
Business activity during the year	(17)	(33)
Net remeasurement of provision for ECL	144	294
Write-offs	(350)	(461)
Exchange rate and other adjustments	13	26
Balance at the end of the year	472	682
Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,809	3,360
Business activity during the year	(30)	(224)
Net remeasurement of provision for ECL	242	13
Write-offs	(539)	(299)
Exchange rate and other adjustments	18	(41)
Balance at the end of the year	2,500	2,809
Performing - Stage 1
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	936	1,084
Transfers to Stage 1	912	1,246
Transfers to Stage 2	(235)	(200)
Transfers to Stage 3	(14)	(8)
Business activity during the year	354	122
Net remeasurement of provision for ECL	(1,066)	(1,284)
Exchange rate and other adjustments	(2)	(24)
Balance at the end of the year	885	936
Performing - Stage 1 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	160	192
Transfers to Stage 1	206	283
Transfers to Stage 2	(32)	(36)
Business activity during the year	41	42
Net remeasurement of provision for ECL	(229)	(322)
Exchange rate and other adjustments	(3)	1
Balance at the end of the year	143	160
Performing - Stage 1 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	153	216
Transfers to Stage 1	353	476
Transfers to Stage 2	(86)	(98)
Transfers to Stage 3		(1)
Business activity during the year	18	27
Net remeasurement of provision for ECL	(337)	(468)
Exchange rate and other adjustments	(2)	1
Balance at the end of the year	99	153
Performing - Stage 1 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	623	676
Transfers to Stage 1	353	487
Transfers to Stage 2	(117)	(66)
Transfers to Stage 3	(14)	(7)
Business activity during the year	295	53
Net remeasurement of provision for ECL	(500)	(494)
Exchange rate and other adjustments	3	(26)
Balance at the end of the year	643	623
Performing - Stage 2
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,091	2,875
Transfers to Stage 1	(792)	(1,128)
Transfers to Stage 2	1,002	1,290
Transfers to Stage 3	(383)	(507)
Business activity during the year	(244)	(223)
Net remeasurement of provision for ECL	689	(200)
Exchange rate and other adjustments	(22)	(16)
Balance at the end of the year	2,341	2,091
Performing - Stage 2 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	741	747
Transfers to Stage 1	(191)	(265)
Transfers to Stage 2	508	677
Transfers to Stage 3	(90)	(120)
Business activity during the year	(58)	(49)
Net remeasurement of provision for ECL	191	(253)
Exchange rate and other adjustments	(6)	4
Balance at the end of the year	1,095	741
Performing - Stage 2 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	355	408
Transfers to Stage 1	(345)	(469)
Transfers to Stage 2	208	281
Transfers to Stage 3	(145)	(202)
Business activity during the year	(16)	(25)
Net remeasurement of provision for ECL	195	360
Exchange rate and other adjustments	(2)	2
Balance at the end of the year	250	355
Performing - Stage 2 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	995	1,720
Transfers to Stage 1	(256)	(394)
Transfers to Stage 2	286	332
Transfers to Stage 3	(148)	(185)
Business activity during the year	(170)	(149)
Net remeasurement of provision for ECL	303	(307)
Exchange rate and other adjustments	(14)	(22)
Balance at the end of the year	996	995
Non-performing - Stage 3
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,972	2,173
Transfers to Stage 1	(120)	(118)
Transfers to Stage 2	(767)	(1,090)
Transfers to Stage 3	397	515
Business activity during the year	(340)	(343)
Net remeasurement of provision for ECL	1,129	1,603
Write-offs	(934)	(836)
Exchange rate and other adjustments	62	68
Balance at the end of the year	1,399	1,972
Non-performing - Stage 3 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	607	977
Transfers to Stage 1	(15)	(18)
Transfers to Stage 2	(476)	(641)
Transfers to Stage 3	90	120
Business activity during the year	(166)	(180)
Net remeasurement of provision for ECL	404	387
Write-offs	(45)	(76)
Exchange rate and other adjustments	16	38
Balance at the end of the year	415	607
Non-performing - Stage 3 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	174	232
Transfers to Stage 1	(8)	(7)
Transfers to Stage 2	(122)	(183)
Transfers to Stage 3	145	203
Business activity during the year	(19)	(35)
Net remeasurement of provision for ECL	286	402
Write-offs	(350)	(461)
Exchange rate and other adjustments	17	23
Balance at the end of the year	123	174
Non-performing - Stage 3 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,191	964
Transfers to Stage 1	(97)	(93)
Transfers to Stage 2	(169)	(266)
Transfers to Stage 3	162	192
Business activity during the year	(155)	(128)
Net remeasurement of provision for ECL	439	814
Write-offs	(539)	(299)
Exchange rate and other adjustments	29	7
Balance at the end of the year	861	1,191
Parent Entity
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	4,263	5,172
Business activity during the year	(226)	(387)
Net remeasurement of provision for ECL	831	163
Write-offs	(851)	(739)
Exchange rate and other adjustments	63	54
Balance at the end of the year	4,080	4,263
Parent Entity | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,344	1,688
Business activity during the year	(172)	(169)
Net remeasurement of provision for ECL	337	(146)
Write-offs	(35)	(63)
Exchange rate and other adjustments	17	34
Balance at the end of the year	1,491	1,344
Parent Entity | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	589	715
Business activity during the year	(13)	(22)
Net remeasurement of provision for ECL	161	316
Write-offs	(337)	(438)
Exchange rate and other adjustments	15	18
Balance at the end of the year	415	589
Parent Entity | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	2,330	2,769
Business activity during the year	(41)	(196)
Net remeasurement of provision for ECL	333	(7)
Write-offs	(479)	(238)
Exchange rate and other adjustments	31	2
Balance at the end of the year	2,174	2,330
Parent Entity | Performing - Stage 1
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	780	913
Transfers to Stage 1	748	1,058
Transfers to Stage 2	(198)	(173)
Transfers to Stage 3	(12)	(7)
Business activity during the year	328	110
Net remeasurement of provision for ECL	(875)	(1,121)
Exchange rate and other adjustments	6
Balance at the end of the year	777	780
Parent Entity | Performing - Stage 1 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	118	149
Transfers to Stage 1	166	246
Transfers to Stage 2	(29)	(32)
Business activity during the year	38	39
Net remeasurement of provision for ECL	(187)	(284)
Balance at the end of the year	106	118
Parent Entity | Performing - Stage 1 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	134	190
Transfers to Stage 1	281	403
Transfers to Stage 2	(81)	(92)
Transfers to Stage 3		(1)
Business activity during the year	17	28
Net remeasurement of provision for ECL	(266)	(394)
Balance at the end of the year	85	134
Parent Entity | Performing - Stage 1 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	528	574
Transfers to Stage 1	301	409
Transfers to Stage 2	(88)	(49)
Transfers to Stage 3	(12)	(6)
Business activity during the year	273	43
Net remeasurement of provision for ECL	(422)	(443)
Exchange rate and other adjustments	6
Balance at the end of the year	586	528
Parent Entity | Performing - Stage 2
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,735	2,390
Transfers to Stage 1	(646)	(960)
Transfers to Stage 2	900	1,094
Transfers to Stage 3	(343)	(449)
Business activity during the year	(234)	(199)
Net remeasurement of provision for ECL	651	(140)
Exchange rate and other adjustments		(1)
Balance at the end of the year	2,063	1,735
Parent Entity | Performing - Stage 2 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	674	635
Transfers to Stage 1	(158)	(237)
Transfers to Stage 2	481	624
Transfers to Stage 3	(87)	(115)
Business activity during the year	(55)	(43)
Net remeasurement of provision for ECL	161	(190)
Balance at the end of the year	1,016	674
Parent Entity | Performing - Stage 2 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	304	332
Transfers to Stage 1	(280)	(401)
Transfers to Stage 2	193	251
Transfers to Stage 3	(133)	(182)
Business activity during the year	(14)	(20)
Net remeasurement of provision for ECL	148	324
Balance at the end of the year	218	304
Parent Entity | Performing - Stage 2 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	757	1,423
Transfers to Stage 1	(208)	(322)
Transfers to Stage 2	226	219
Transfers to Stage 3	(123)	(152)
Business activity during the year	(165)	(136)
Net remeasurement of provision for ECL	342	(274)
Exchange rate and other adjustments		(1)
Balance at the end of the year	829	757
Parent Entity | Non-performing - Stage 3
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,748	1,869
Transfers to Stage 1	(102)	(98)
Transfers to Stage 2	(702)	(921)
Transfers to Stage 3	355	456
Business activity during the year	(320)	(298)
Net remeasurement of provision for ECL	1,055	1,424
Write-offs	(851)	(739)
Exchange rate and other adjustments	57	55
Balance at the end of the year	1,240	1,748
Parent Entity | Non-performing - Stage 3 | Housing
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	552	904
Transfers to Stage 1	(8)	(9)
Transfers to Stage 2	(452)	(592)
Transfers to Stage 3	87	115
Business activity during the year	(155)	(165)
Net remeasurement of provision for ECL	363	328
Write-offs	(35)	(63)
Exchange rate and other adjustments	17	34
Balance at the end of the year	369	552
Parent Entity | Non-performing - Stage 3 | Personal
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	151	193
Transfers to Stage 1	(1)	(2)
Transfers to Stage 2	(112)	(159)
Transfers to Stage 3	133	183
Business activity during the year	(16)	(30)
Net remeasurement of provision for ECL	279	386
Write-offs	(337)	(438)
Exchange rate and other adjustments	15	18
Balance at the end of the year	112	151
Parent Entity | Non-performing - Stage 3 | Business
Movement in provisions for ECL on loans and credit commitments
Balance at the beginning of the year	1,045	772
Transfers to Stage 1	(93)	(87)
Transfers to Stage 2	(138)	(170)
Transfers to Stage 3	135	158
Business activity during the year	(149)	(103)
Net remeasurement of provision for ECL	413	710
Write-offs	(479)	(238)
Exchange rate and other adjustments	25	3
Balance at the end of the year	$ 759	$ 1,045